International Equity Portfolio | International Equity Portfolio Class C

Supplement dated April 20, 2012 to the Class C Shares Prospectus Dated

December 30, 2011 of the Saratoga Advantage Trust (the “Prospectus”)

Reference is made to the section entitled “PORTFOLIO SUMMARY: INTERNATIONAL EQUITY PORTFOLIO”, subsection “Fees and Expenses” located on page 41 of the Prospectus.  The only change regarding this subsection included in this Supplement is to delete footnote 2 from the table.  Accordingly, the table is deleted in its entirety and replaced with the following:

RISK/RETURN
Shareholder Fees
Shareholder Fees		International Equity Portfolio International Equity Portfolio Class C
Maximum Sales Charge on Purchases of Shares (as a % of offering price)		none
Sales Charge on Reinvested Dividends (as a % of offering price)		none
Maximum Contingent Deferred Sales Charge (as a % of offering price)	[1]	1.00%
Redemption Fee on Shares Held 30 Days or Less (as a % of amount redeemed)		2.00%
Exchange Fee		none
[1]	Only applicable to redemptions made within one year after purchase (see "Shareholder Information- Contingent Deferred Sales Charge").

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets as a percentage of average net assets)
Operating Expenses	International Equity Portfolio International Equity Portfolio Class C
Management Fees	0.75%
Distribution and/or Service (Rule 12b-1) Fees	1.00%
Other Expenses	1.87%
Total Annual Portfolio Operating Expenses	3.62%

Example:

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The example also assumes that your investment has a 5% return each year, and the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, the table below shows your costs at the end of each period based upon these assumptions.

IF YOU SOLD YOUR SHARES
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
International Equity Portfolio International Equity Portfolio Class C	464	1,109	1,873	3,880

IF YOU HELD YOUR SHARES
Expense Example No Redemption (USD $)	1 Year	3 Years	5 Years	10 Years
International Equity Portfolio International Equity Portfolio Class C	364	1,109	1,873	3,880